Deposits - Composition of Deposits (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Banking and Thrift [Abstract]
Non-interest bearing	$ 190,406	$ 170,030
NOW and money market accounts	369,354	298,220
Savings deposits	83,065	76,736
Time deposits, $250,000 or more	74,098	65,407
Other time deposits	182,073	145,829
Total deposits	$ 898,996	$ 756,222